Document and Entity Information	Oct. 24, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 24, 2023
Entity Registrant Name	HOMETRUST BANCSHARES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35593
Entity Tax Identification Number	45-5055422
Entity Address, Address Line One	10 Woodfin Street
Entity Address, City or Town	Asheville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28801
City Area Code	(828)
Local Phone Number	259-3939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HTBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001538263
Amendment Flag	false